Description of Business and Basis of Presentation	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Description of Business and Basis of Presentation [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Nukkleus Inc. and its wholly owned subsidiaries, were financial technology companies that were previously focused on providing software, technology solutions, customer sales and marketing, and risk management technology hardware and software solutions packages for the worldwide retail foreign exchange (“FX”) trading industry and payment services from one fiat currency to another or to digital assets.

In January 2024, Nukkleus Inc and its wholly owned subsidiaries ceased its general support service operations, terminating the existing customer and supplier contracts with a related party, and shifted its focus to the payment services operations. In November 2024, Nukkleus Inc. entered into a Settlement Agreement and Release (the “Settlement Agreement”) with a shareholder and one of our subsidiaries to sell the subsidiary that operates the payment services operations to the shareholder in consideration of GBP 1,000 (approximately $1,255 at December 31, 2024).

In December 2024, Nukkleus Inc entered into a Securities Purchase Agreement and Call Option (the “Star Agreement”) with Star 26 Capital Inc. (“Star”), the shareholders of Star (“Star Equity Holders”) and an officer of Nukkleus, acting in his capacity as the representative of the Star Equity Holders, to acquire a controlling 51% interest in Star, an Israeli corporation engaged as a supplier of generators for “iron dome” launchers and other defense products. As a result of the Settlement Agreement and subject to the closing of the acquisition of Star, Nukkleus, Inc.’s business will be focused on the defense sector.

On February 14, 2025, the Board of Directors of Nukkleus Inc. and its wholly owned subsidiaries approved a change in the Company’s fiscal year end from September 30 to December 31, effective for the fiscal year beginning January 1, 2024. This change results in a transition period from October 1, 2024, to December 31, 2024.

The decision to change the fiscal year end was made to align the Company’s financial reporting with the calendar year, which is expected to enhance operational efficiency, improve comparability with industry peers, and better serve the needs of shareholders. Further, the Company intends to align its fiscal year with Star (see Note 15).

Basis of Presentation and Principles of Consolidation: On December 22, 2023 (the “Closing Date”), Brilliant Acquisition Corp (“Brilliant”) entered into a business combination agreement (the “Business Combination”) with each of the shareholders of Nukkleus Inc. (“Old Nukk”). Pursuant to the Business Combination, Brilliant acquired all of the issued and outstanding shares of common stock from the Old Nukk shareholders. For more information on this transaction see Note 4.

On the Closing Date, and in connection with the closing of the Business Combination, Brilliant changed its name to Nukkleus Inc (the “Company”) and the Company’s common stock began trading on the NASDAQ under the ticker symbol NUKK. Old Nukk was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). The determination was primarily based on Old Nukk’s shareholders prior to the Business Combination having a majority of the voting interests in the combined company, Old Nukk’s ability to exert control over the majority of the board of directors of the combined company, and given the board of directors election and retention provisions, Old Nukk’s ability to maintain control of the board of directors on a go-forward basis, Old Nukk’s senior management comprising the senior management of the combined company; and old Nukk’s operations prior to the Business Combination comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Old Nukk issuing stock for the net assets of Brilliant, accompanied by a recapitalization. The net assets of Brilliant were stated at historical cost, with no goodwill or other intangible assets recorded.

While Brilliant was the legal acquirer in the Business Combination, because Old Nukk was deemed the accounting acquirer, the historical financial statements of Old Nukk became the historical financial statements of the combined company, upon consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Old Nukk prior to the Business Combination; (ii) the combined results of Brilliant and Old Nukk following the closing of the Business Combination; (iii) the assets and liabilities of Old Nukk at their historical cost; and (iv) the Company’s equity structure for all periods presented.

Effective October 24, 2024, the Company amended its amended and restated certificate of incorporation to implement a one-for-eight reverse stock split of its common stock (the “2024 Reverse Stock Split”) and increased the number of authorized shares of the Company’s common stock from 40,000,000 to 150,000,000 (see Note 10).

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods to give effect to the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Old Nukk shareholders during the Business Combination and the 2024 Reverse Stock Split. Accordingly, the disclosure of common shares and per common share data in the accompanying consolidated financial statements and related notes reflect the Business Combination and 2024 Reverse Stock Split for all periods presented.

The accompanying consolidated financial statements include the accounts of Nukkleus Inc, and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation. The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Any reference in these footnotes to the applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the ASC and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Adjustment of prior interim period financial statements: During the preparation of consolidated financial statements of the Company for the year ended September 30, 2024, the Company’s management identified that the treatment of losses on extinguishment of obligations owed to affiliates during the three months ended December 31, 2023 were improperly recognized as a distribution reducing accumulated deficit for transactions where the obligations were settled through the issuance of shares of the Company’s common stock. The losses on extinguishment of obligations are to be recognized as capital reductions as the Company is in an accumulated deficit position, and the losses should be treated as a return of capital given the role of a company’s shareholder.   The correction of the treatment of losses on extinguishment of obligations owed to affiliates did not have an impact on the Company’s financial position for the three months ended December 31, 2023.

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Nukkleus Inc. and its wholly owned subsidiaries, were financial technology companies that were previously focused on providing software, technology solutions, customer sales and marketing, and risk management technology hardware and software solutions packages for the worldwide retail foreign exchange (“FX”) trading industry and payment services from one fiat currency to another or to digital assets.

In January 2024, Nukkleus Inc and its wholly owned subsidiaries ceased its general support service operations, terminating the existing customer and supplier contracts with a related party, and shifted its focus to the payment services operations. In November 2024, Nukkleus Inc. entered into a Settlement Agreement and Release (the “Settlement Agreement”) with a shareholder and one of our subsidiaries to sell DRFQ, the subsidiary that operates the payment services operations, to the shareholder in consideration of GBP 1,000. In August 2025, the Company was notified that on July 29, 2025, Match Financial was placed into administration in the United Kingdom pursuant to the Insolvency Act 1986 resulting in the appointment of two administrators (the “Administrators”). The administration was initiated by the sole director of Match Financial. According to the notice sent to the Company, on July 29, 2025, the Administrators completed a pre-packaged sale of Match Financial’s entire shareholding in DRFQ to Match Financial Holdings Limited, a newly formed entity. The transaction results in the divestiture of DRFQ.

In December 2024, Nukkleus Inc. entered into a Securities Purchase Agreement and Call Option (the “Star Agreement”) with Star 26 Capital Inc. (“Star”), the shareholders of Star (“Star Equity Holders”) and an officer of Nukkleus, acting in his capacity as the representative of the Star Equity Holders, to acquire a controlling 51% interest in Star, an Israeli corporation engaged as a supplier of generators for “iron dome” launchers and other defense products. In September 2025, the Star Agreement was amended and restated (“Amended Star Agreement”). Pursuant to the Amended Star Agreement, Nukkleus will acquire 100% controlling interest in Star. As a result of the Settlement Agreement and subject to the closing of the acquisition of Star, Nukkleus Inc.’s business will be focused on the defense sector.

On February 14, 2025, the Board of Directors of Nukkleus Inc. and its wholly owned subsidiaries approved a change in the Company’s fiscal year end from September 30 to December 31, effective for the fiscal year beginning January 1, 2024. This change results in a transition period from October 1, 2024, to December 31, 2024.

The decision to change the fiscal year end was made to align the Company’s financial reporting with the calendar year, which is expected to enhance operational efficiency, improve comparability with industry peers, and better serve the needs of shareholders. Further, the Company intends to align its fiscal year with Star.

Basis of Presentation and Principles of Consolidation: On December 22, 2023 (the “Closing Date”), Brilliant Acquisition Corp (“Brilliant”) entered into a business combination agreement (the “Business Combination”) with each of the shareholders of Nukkleus Inc. (“Old Nukk”). Pursuant to the Business Combination, Brilliant acquired all of the issued and outstanding shares of common stock from the Old Nukk shareholders.

On the Closing Date, and in connection with the closing of the Business Combination, Brilliant changed its name to Nukkleus Inc (the “Company”) and the Company’s common stock began trading on the NASDAQ under the ticker symbol NUKK. Old Nukk was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). The determination was primarily based on Old Nukk’s shareholders prior to the Business Combination having a majority of the voting interests in the combined company, Old Nukk’s ability to exert control over the majority of the board of directors of the combined company, and given the board of directors election and retention provisions, Old Nukk’s ability to maintain control of the board of directors on a go-forward basis, Old Nukk’s senior management comprising the senior management of the combined company; and old Nukk’s operations prior to the Business Combination comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Old Nukk issuing stock for the net assets of Brilliant, accompanied by a recapitalization. The net assets of Brilliant were stated at historical cost, with no goodwill or other intangible assets recorded.

While Brilliant was the legal acquirer in the Business Combination, because Old Nukk was deemed the accounting acquirer, the historical financial statements of Old Nukk became the historical financial statements of the combined company, upon consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Old Nukk prior to the Business Combination; (ii) the combined results of Brilliant and Old Nukk following the closing of the Business Combination; (iii) the assets and liabilities of Old Nukk at their historical cost; and (iv) the Company’s equity structure for all periods presented.

Effective October 24, 2024, the Company amended its amended and restated certificate of incorporation to implement a one-for-eight reverse stock split of its common stock (the “2024 Reverse Stock Split”) and increased the number of authorized shares of the Company’s common stock from 40,000,000 to 150,000,000 (see Note 9).

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods to give effect to the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Old Nukk shareholders during the Business Combination and the 2024 Reverse Stock Split. Accordingly, the disclosure of common shares and per common share data in the accompanying consolidated financial statements and related notes reflect the Business Combination and 2024 Reverse Stock Split for all periods presented.

The accompanying consolidated financial statements include the accounts of Nukkleus Inc, and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation. The consolidated financial statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Any reference in these footnotes to the applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the ASC and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosures. Due to the Company’s inability to access complete financial data from a subsidiary classified as discontinued operations, estimates were used to present this entity’s financial results for the period of April 1, 2025 through July 29, 2025 (see Note 4).

The accompanying condensed consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.